Shareholder Report, Holdings (Details) - Schwab 1000 Index Fund	Apr. 30, 2025
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Alphabet, Inc., Class A - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Broadcom, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Tesla, Inc., [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Alphabet, Inc., Class C - Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[2]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.